Land, furniture and equipment - Net: (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Depreciation expense	$ 1,166,114		$ 529,660	$ 468,996
Aerostar [Member]
Depreciation expense	20,697
Airplan [Member]
Depreciation expense	$ 175
Land, furniture and equipment
Depreciation expense		$ 22,903	$ 3,822	$ 4,006